Contractual Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Additional Expenditures and Expected Year of Payment

The additional expenditures as of December 31, 2014 and the expected year of payment are as follows (in thousands):

	Satellite Construction and Launch Obligations	Satellite Performance Incentive Obligations	Operating Leases	Sublease Rental Income	Customer and Vendor Contracts	Total
2015	$539,966	$36,552	$13,230	$(496)	$117,684	$706,936
2016	443,027	29,904	14,421	(436)	$30,381	517,297
2017	387,680	28,263	13,278	(150)	$28,377	457,448
2018	257,489	24,073	12,901	(156)	$32,504	326,811
2019	90,833	22,076	12,824	(158)	$31,262	156,837
2020 and thereafter	210,878	136,938	131,694	(694)	$13,355	492,171

Total contractual commitments	$1,929,873	$277,806	$198,348	$(2,090)	$253,563	$2,657,500